Vanguard Advice Select Dividend Growth Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	50 Months Ended	60 Months Ended	83 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P U.S. Dividend Growers Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.24%	8.96%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	9.80%	13.07%	15.39%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.52%	6.96%
Performance Inception Date	Nov. 09, 2021
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	6.62%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.23%	5.38%